Property, Plant and Equipment - Schedule of Expenses Related to Leases Not Included in the Measurement of the Lease Liabilities (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Expense relating to short-term leases	¥ 3,624	¥ 4,160	¥ 4,312
Expense relating to leases of low-value assets that are not short-term leases expenses	454	493	887
Expense relating to variable lease payments	12,263	11,250	10,954
Total expenses not included in lease liabilities	¥ 16,341	¥ 15,904	¥ 16,152